Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2021
Aegon N.V [member]
Statement [LineItems]
Summary of Proposal for Profit Appropriation

	2021	2020

Final dividend on common shares	184	124

Earnings to be retained	1,795	-

To be deducted from retained earnings	-	(269)

Net result attributable to owners of Aegon N.V.	1,980	(146)